Interim condensed consolidated statement of financial position - EUR (€) € in Thousands	Sep. 30, 2023	Dec. 31, 2022
Non-current assets
Property, plant and equipment	€ 157,509	€ 134,718
Intangible assets	21,404	24,648
Right-of-use assets	63,371	47,817
Deferred tax assets	523	523
Other financial assets	60,505	62,487
Total non-current assets	303,312	270,193
Current assets
Inventories	41,125	26,017
Prepayments and other assets	16,903	9,079
Trade and other receivables	42,835	47,235
Contract assets	896	1,512
Other financial assets	6,469	601
Cash and cash equivalents	28,829	83,022
Total current assets	137,057	167,466
Total assets	440,369	437,659
Equity
Share capital	32,142	32,061
Share premium	364,928	365,900
Reserves	(10,075)	(6,860)
Accumulated deficit	(436,331)	(364,088)
Equity attributable to equity holders of the Company	(49,336)	27,013
Non-controlling interests	510	745
Total equity	(48,826)	27,758
Non-current liabilities
Borrowings	312,160	269,033
Lease liabilities	60,212	44,044
Provisions and other liabilities	768	520
Contract liabilities	925	2,442
Deferred tax liabilities	1,980	2,184
Total non-current liabilities	376,045	318,223
Current liabilities
Trade and other payables	53,755	56,390
Contract liabilities	4,776	7,917
Current tax liabilities	705	1,572
Lease liabilities	9,279	7,280
Provisions and other liabilities	39,164	17,223
Warrant liabilities	5,471	1,296
Total current liabilities	113,150	91,678
Total liabilities	489,195	409,901
Total equity and liabilities	€ 440,369	€ 437,659